Long-Term Debt, Net	6 Months Ended
Jun. 30, 2018
Disclosure of detailed information about borrowings [abstract]
Long-Term Debt, net

           8. Long-Term Debt, net

Long-term debt in the consolidated statement of financial position is analysed as follows:

	Borrower	Loan Balance	Unamortized Debt Discount	Total Borrowings
(a)	Devocean Maritime LTD., Domina Maritime LTD. & Dulac Maritime S.A.	23,550	(73)	23,477
(b)	Artful Shipholding S.A. & Longevity Maritime Limited	15,866	(10)	15,856

	Total at June 30, 2018	39,416	(83)	39,333
	Less: Current Portion	(39,416)	83	(39,333)
	Long-Term Portion	-	-	-

	Total at December 31, 2017	41,660	(122)	41,538
	Less: Current Portion	(41,660)	122	(41,538)
	Long-Term Portion	-	-	-

Details of the Company’s credit facilities and debt securities are discussed in Note 12 of the Company’s consolidated financial statements for the year ended December 31, 2017, included in the 2017 Annual Report.

As of June 30, 2018, the Company was not in compliance with the loan covenants of the agreements with the banks. The Company did not obtain further waivers and breached covenants contained in these loan agreements constituting an event of default. In the event of default under the DVB Loan Agreement or the HSH Loan Agreement, due to cross-default provisions included in these agreements, the Company’s lenders can elect to declare the outstanding debt, together with accrued interest and other fees, to be immediately due and payable and proceed against the collateral securing that debt, which can constitute all or substantially all of the Company’s assets. Until the date of issuance of these unaudited interim condensed financial statements no such action had been taken by the lenders against the Company. In more detail:

  Relating to the Loan Agreement with HSH NORDBANK AG in the principal amount of (originally) up to US$30,000 to Devocean Maritime Ltd., Domina Maritime Ltd. and Dulac Maritime S.A.:

  The aggregate amount of Cash held by the Group on a consolidated basis should, on each day, exceed an amount in dollars equal to 5% of the Total Indebtedness. The Company’s Cash as of June 30, 2018 was $1,588 whereas it should be $1,967.
  Tangible Net Worth should not at any time be less than $30,000. As of June 30, 2018 the Company’s Tangible Net Worth was $12,288
  The ratio of Total Liabilities to the Market Value Adjusted Assets should at all times be less than 0.75:1.00. The Company’s ratio as of June 30, 2018 was 0.78.
  The Borrowers should maintain in the Minimum Liquidity Account at all times cash balances in an aggregate amount of no less than Two hundred and fifty thousand dollars ($250) per Mortgaged Ship; therefore it should have $750 for the three vessels. The Company had no amount as Restricted Cash as of June 30, 2018.

   (b) Relating to the Loan Agreement with DVB BANK SE, in the principal amount of up to (originally) US$40,000 to Artful Shipholding S.A. and Longevity Maritime Limited.:

  The Company should hold cash of at least $10,000 or $1,000 per each of its vessels; therefore it should have $5,000 as of June 30, 2018. The Company’s Cash as of June 30, 2018 was $1,588.
  The Company should have a net worth of at least $50,000. As of June 30, 2018 the Company’s net worth was $12,288.
  The Company should maintain a ratio of at least 35% of its assets less liabilities to its assets. As of June 30, 2018 the ratio of the Company was 21%.

The contractual annual loan principal payments per bank loan to be made subsequent to June 30, 2018, were as follows (maturities have been determined as if the banks will not call in their loans):

	(a)	(b)
	HSH Bank	DVB Bank		Total
June 30,		Tranche (A)	Tranche (B)
2019	2,774	7,940	7,926	18,640
2020 and thereafter	20,776	-	-	20,776
Total	23,550	7,940	7,926	39,416